Label	Element	Value
The Brinsmere Fund - Conservative ETF | Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
The Brinsmere Fund - Conservative ETF | Vanguard Short-Term Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.70%
The Brinsmere Fund - Conservative ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.50%
The Brinsmere Fund - Conservative ETF | SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
The Brinsmere Fund - Conservative ETF | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
The Brinsmere Fund - Conservative ETF | Vanguard Intermediate-Term Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
The Brinsmere Fund - Conservative ETF | Vanguard Value ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
The Brinsmere Fund - Conservative ETF | Vanguard Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
The Brinsmere Fund - Conservative ETF | iShares Short Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
The Brinsmere Fund - Conservative ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
The Brinsmere Fund - Conservative ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
The Brinsmere Fund - Conservative ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
The Brinsmere Fund - Conservative ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
The Brinsmere Fund - Conservative ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
The Brinsmere Fund - Conservative ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%	[1]

[1]
**	Represents less than 0.05% of net assets.